Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of Allowance for Credit Losses
The allowance for credit losses balance, which is recorded in accounts receivable and other current assets, changed as follows.

	Quarter		Year-to-Date
($ millions)	2024	2023	2024	2023
Periods ended June 30
Balance, beginning of period	(69)	(59)	(68)	(58)
Credit loss expense	(8)	(3)	(16)	(11)
Credit loss deferral	(9)	(2)	(20)	(3)
Write-offs, net of recoveries	17	4	36	12
Foreign exchange	—	—	(1)	—
Balance, end of period	(69)	(60)	(69)	(60)